Share Capital - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Feb. 12, 2024	Feb. 03, 2023	Feb. 08, 2022	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 26, 2024	Feb. 17, 2023
Share Capital
Shares repurchased					51,982,000	116,908,000
Average repurchase cost per share					$ 42.96	$ 43.92
Share repurchase cost					$ 2,233	$ 5,135
Common shares issued and outstanding	1,287,461,183	1,330,006,760
2024 NCIB
Share Capital
Purchase of shares for cancellation, shares authorized							128,700,000
Shares authorized for repurchase as a percentage of public float	10.00%
2023 NCIB
Share Capital
Purchase of shares for cancellation, shares authorized								132,900,000
Shares authorized for repurchase as a percentage of public float		10.00%
Shares repurchased					43,700,000
2022 NCIB
Share Capital
Purchase of shares for cancellation, shares authorized			71,650,000
Shares authorized for repurchase as a percentage of public float			5.00%	5.00%
Shares repurchased					8,300,000
2022 NCIB, as Amended on May 11, 2022
Share Capital
Purchase of shares for cancellation, shares authorized			143,500,000
Shares authorized for repurchase as a percentage of public float				10.00%
Shares repurchased						109,800,000
Average repurchase cost per share						$ 43.92
2021 NCIB
Share Capital
Shares repurchased						7,100,000